NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (PREVIOUS SENIOR SECURED CREDIT AGREEMENT AND SENIOR HEALTH NOTE) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Nov. 12, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	May 30, 2014	May 31, 2010	Nov. 12, 2013	Sep. 28, 2012
Debt Instrument [Line Items]
Repayments of Notes Payable	$ 62.9	$ 126.9	$ 810.6
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest rate	7.00%											7.00%	7.00%
Repayments of Notes Payable				355.1
Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Mandatory Debt Repayment						31.4
Repayments of Notes Payable				223.8	223.8
Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Interest rate	6.375%
Other Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate														6.00%
Repayments of Notes Payable								25.0	25.0	25.0
Debt Instrument, Periodic Payment, Principal							25.0
Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Interest rate				6.375%	6.375%	6.375%									6.375%
Senior Notes [Member] | Other Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable											$ 50.0